Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	108 Months Ended	132 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000013953_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000013953_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000013953_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,471
C000013953_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,535
C000013953_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,859
C000013953_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,309
C000013953_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,468
C000013953_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,910
C000013953_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,886
C000013953_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,143
C000013953_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,965
C000013953_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,499
C000013953_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Index
C000013953_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013953_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,323
C000013953_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,421
C000013953_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,486
C000013953_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,680
C000013953_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,104
C000013953_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,368
C000013953_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,698
C000013953_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,928
C000013953_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,576
C000013953_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,515
C000013953_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000013953_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013953_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,806
C000013953_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,277
C000013953_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,111
C000013953_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,384
C000013953_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,244
C000013953_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,617
C000013953_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,350
C000013953_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,443
C000013953_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,066
C000013953_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,175
C000013951_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000013951_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000013951_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,942
C000013951_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,995
C000013951_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,398
C000013951_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,901
C000013951_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,151
C000013951_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,665
C000013951_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,795
C000013951_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,192
C000013951_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,030
C000013951_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,565
C000013951_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Index
C000013951_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013951_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,323
C000013951_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,421
C000013951_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,486
C000013951_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,680
C000013951_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,104
C000013951_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,368
C000013951_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,698
C000013951_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,928
C000013951_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,576
C000013951_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,515
C000013951_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000013951_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013951_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,806
C000013951_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,277
C000013951_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,111
C000013951_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,384
C000013951_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,244
C000013951_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,617
C000013951_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,350
C000013951_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,443
C000013951_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,066
C000013951_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,175
C000130149_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000130149_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130149_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,173
C000130149_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,920
C000130149_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,347
C000130149_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,989
C000130149_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,577
C000130149_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,789
C000130149_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,123
C000130149_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,385
C000130149_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,593
C000130149_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,534
C000130149_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000130149_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130149_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,208
C000130149_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,263
C000130149_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,339
C000130149_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,341
C000130149_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,291
C000130149_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,879
C000130149_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,292
C000130149_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,848
C000130149_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,987
C000130149_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,928
C000130149_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000130149_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130149_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000130149_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000130149_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000130149_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000130149_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000130149_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000130149_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000130149_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000130149_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000130149_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000013959_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000013959_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000013959_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,756
C000013959_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,357
C000013959_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,741
C000013959_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,216
C000013959_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,620
C000013959_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,375
C000013959_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,797
C000013959_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,938
C000013959_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,492
C000013959_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,218
C000013959_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000013959_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013959_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,208
C000013959_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,263
C000013959_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,339
C000013959_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,341
C000013959_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,291
C000013959_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,879
C000013959_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,292
C000013959_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,848
C000013959_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,987
C000013959_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,928
C000013959_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000013959_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013959_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000013959_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000013959_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000013959_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000013959_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000013959_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000013959_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000013959_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000013959_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000013959_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000013960_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000013960_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013960_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,158
C000013960_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,885
C000013960_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,299
C000013960_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,910
C000013960_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,468
C000013960_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,615
C000013960_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,946
C000013960_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,178
C000013960_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,289
C000013960_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,186
C000013960_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000013960_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013960_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,208
C000013960_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,263
C000013960_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,339
C000013960_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,341
C000013960_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,291
C000013960_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,879
C000013960_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,292
C000013960_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,848
C000013960_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,987
C000013960_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,928
C000013960_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000013960_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013960_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000013960_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000013960_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000013960_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000013960_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000013960_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000013960_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000013960_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000013960_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000013960_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000013958_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000013958_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013958_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,050
C000013958_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,639
C000013958_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,955
C000013958_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,384
C000013958_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,730
C000013958_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,415
C000013958_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,743
C000013958_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,794
C000013958_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,354
C000013958_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,130
C000013958_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000013958_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013958_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,208
C000013958_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,263
C000013958_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,339
C000013958_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,341
C000013958_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,291
C000013958_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,879
C000013958_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,292
C000013958_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,848
C000013958_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,987
C000013958_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,928
C000013958_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000013958_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013958_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000013958_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000013958_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000013958_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000013958_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000013958_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000013958_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000013958_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000013958_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000013958_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000013956_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000013956_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000013956_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,548
C000013956_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,141
C000013956_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,564
C000013956_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,040
C000013956_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,459
C000013956_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,197
C000013956_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,683
C000013956_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,856
C000013956_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,439
C000013956_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,218
C000013956_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000013956_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013956_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,208
C000013956_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,263
C000013956_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,339
C000013956_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,341
C000013956_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,291
C000013956_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,879
C000013956_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,292
C000013956_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,848
C000013956_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,987
C000013956_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,928
C000013956_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000013956_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013956_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000013956_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000013956_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000013956_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000013956_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000013956_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000013956_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000013956_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000013956_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000013956_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000131778_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Advisor® Series Growth Opportunities Fund
C000131778_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131778_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,791
C000131778_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,257
C000131778_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,323
C000131778_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	21,558
C000131778_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	35,148
C000131778_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	42,569
C000131778_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	28,767
C000131778_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	36,328
C000131778_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	53,712
C000131778_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	65,356
C000131778_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Growth Index
C000131778_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131778_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,425
C000131778_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,578
C000131778_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,684
C000131778_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,662
C000131778_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,973
C000131778_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,019
C000131778_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,322
C000131778_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,296
C000131778_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,857
C000131778_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	49,961
C000131778_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000131778_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000131778_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000131778_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000131778_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000131778_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000131778_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000131778_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000131778_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000131778_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000131778_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000131778_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000141933_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Advisor® Series Equity Growth Fund
C000141933_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000141933_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,989
C000141933_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,736
C000141933_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,967
C000141933_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,920
C000141933_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,883
C000141933_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	32,983
C000141933_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	27,195
C000141933_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	33,297
C000141933_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	46,541
C000141933_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	53,217
C000141933_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Growth Index
C000141933_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000141933_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,425
C000141933_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,578
C000141933_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,684
C000141933_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,662
C000141933_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,973
C000141933_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,019
C000141933_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,322
C000141933_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,296
C000141933_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,857
C000141933_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	49,961
C000141933_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000141933_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000141933_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000141933_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000141933_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000141933_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000141933_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000141933_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000141933_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000141933_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000141933_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000141933_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000130147_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000130147_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130147_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,804
C000130147_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,254
C000130147_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,014
C000130147_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	21,108
C000130147_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	34,558
C000130147_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	41,484
C000130147_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	27,768
C000130147_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	34,742
C000130147_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	51,415
C000130147_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	62,536
C000130147_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
C000130147_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130147_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,422
C000130147_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,632
C000130147_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,803
C000130147_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,913
C000130147_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	24,433
C000130147_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,935
C000130147_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,024
C000130147_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	31,573
C000130147_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	43,584
C000130147_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	52,454
C000130147_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000130147_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130147_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,801
C000130147_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000130147_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,027
C000130147_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,286
C000130147_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,447
C000130147_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,633
C000130147_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,008
C000130147_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,994
C000130147_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,593
C000130147_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,325
C000013939_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000013939_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000013939_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,400
C000013939_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,628
C000013939_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,162
C000013939_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	19,863
C000013939_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	32,319
C000013939_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	38,560
C000013939_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,654
C000013939_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	31,896
C000013939_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	46,916
C000013939_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	56,713
C000013939_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
C000013939_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013939_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,422
C000013939_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,632
C000013939_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,803
C000013939_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,913
C000013939_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	24,433
C000013939_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,935
C000013939_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,024
C000013939_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	31,573
C000013939_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	43,584
C000013939_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	52,454
C000013939_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000013939_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013939_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,801
C000013939_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000013939_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,027
C000013939_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,286
C000013939_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,447
C000013939_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,633
C000013939_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,008
C000013939_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,994
C000013939_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,593
C000013939_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,325
C000013940_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000013940_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013940_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,791
C000013940_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,219
C000013940_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,951
C000013940_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	21,000
C000013940_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	34,339
C000013940_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	41,174
C000013940_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	27,526
C000013940_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	34,397
C000013940_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	50,844
C000013940_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	61,769
C000013940_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
C000013940_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013940_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,422
C000013940_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,632
C000013940_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,803
C000013940_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,913
C000013940_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	24,433
C000013940_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,935
C000013940_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,024
C000013940_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	31,573
C000013940_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	43,584
C000013940_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	52,454
C000013940_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000013940_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013940_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,801
C000013940_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000013940_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,027
C000013940_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,286
C000013940_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,447
C000013940_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,633
C000013940_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,008
C000013940_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,994
C000013940_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,593
C000013940_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,325
C000013938_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000013938_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013938_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,690
C000013938_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,949
C000013938_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,466
C000013938_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	20,155
C000013938_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	32,628
C000013938_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	38,729
C000013938_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,633
C000013938_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	31,709
C000013938_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	46,751
C000013938_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	56,657
C000013938_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
C000013938_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013938_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,422
C000013938_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,632
C000013938_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,803
C000013938_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,913
C000013938_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	24,433
C000013938_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,935
C000013938_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,024
C000013938_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	31,573
C000013938_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	43,584
C000013938_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	52,454
C000013938_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000013938_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013938_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,801
C000013938_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000013938_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,027
C000013938_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,286
C000013938_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,447
C000013938_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,633
C000013938_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,008
C000013938_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,994
C000013938_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,593
C000013938_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,325
C000013936_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000013936_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000013936_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,202
C000013936_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,389
C000013936_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,910
C000013936_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	19,576
C000013936_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	31,932
C000013936_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	38,190
C000013936_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,467
C000013936_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	31,743
C000013936_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	46,802
C000013936_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	56,719
C000013936_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
C000013936_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013936_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,422
C000013936_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,632
C000013936_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,803
C000013936_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,913
C000013936_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	24,433
C000013936_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,935
C000013936_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,024
C000013936_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	31,573
C000013936_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	43,584
C000013936_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	52,454
C000013936_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000013936_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013936_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,801
C000013936_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000013936_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,027
C000013936_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,286
C000013936_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,447
C000013936_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,633
C000013936_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,008
C000013936_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,994
C000013936_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,593
C000013936_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,325
C000130152_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000130152_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130152_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,002
C000130152_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,630
C000130152_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,829
C000130152_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,627
C000130152_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,283
C000130152_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	32,052
C000130152_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,135
C000130152_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	31,749
C000130152_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	44,019
C000130152_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	50,045
C000130152_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Growth Index
C000130152_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130152_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,425
C000130152_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,578
C000130152_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,684
C000130152_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,662
C000130152_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,973
C000130152_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,019
C000130152_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,322
C000130152_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,296
C000130152_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,857
C000130152_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	49,961
C000130152_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000130152_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130152_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000130152_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000130152_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000130152_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000130152_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000130152_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000130152_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000130152_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000130152_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000130152_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000013989_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000013989_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000013989_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,591
C000013989_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,987
C000013989_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,035
C000013989_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,586
C000013989_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,642
C000013989_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	29,786
C000013989_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,142
C000013989_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	29,142
C000013989_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	40,161
C000013989_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	45,369
C000013989_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Growth Index
C000013989_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013989_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,425
C000013989_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,578
C000013989_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,684
C000013989_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,662
C000013989_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,973
C000013989_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,019
C000013989_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,322
C000013989_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,296
C000013989_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,857
C000013989_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	49,961
C000013989_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000013989_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013989_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000013989_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000013989_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000013989_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000013989_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000013989_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000013989_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000013989_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000013989_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000013989_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000013990_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000013990_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013990_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,988
C000013990_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,591
C000013990_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,767
C000013990_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,525
C000013990_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,117
C000013990_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,812
C000013990_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,888
C000013990_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	31,428
C000013990_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	43,521
C000013990_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	49,420
C000013990_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Growth Index
C000013990_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013990_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,425
C000013990_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,578
C000013990_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,684
C000013990_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,662
C000013990_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,973
C000013990_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,019
C000013990_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,322
C000013990_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,296
C000013990_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,857
C000013990_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	49,961
C000013990_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000013990_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013990_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000013990_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000013990_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000013990_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000013990_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000013990_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000013990_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000013990_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000013990_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000013990_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000013988_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000013988_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013988_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,885
C000013988_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,315
C000013988_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,313
C000013988_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,822
C000013988_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,842
C000013988_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	29,888
C000013988_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,097
C000013988_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,919
C000013988_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	39,959
C000013988_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	45,247
C000013988_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Growth Index
C000013988_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013988_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,425
C000013988_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,578
C000013988_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,684
C000013988_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,662
C000013988_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,973
C000013988_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,019
C000013988_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,322
C000013988_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,296
C000013988_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,857
C000013988_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	49,961
C000013988_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000013988_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013988_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000013988_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000013988_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000013988_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000013988_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000013988_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000013988_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000013988_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000013988_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000013988_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000013986_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000013986_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000013986_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,388
C000013986_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,742
C000013986_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,810
C000013986_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,343
C000013986_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,358
C000013986_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	29,513
C000013986_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,968
C000013986_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	29,008
C000013986_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	40,081
C000013986_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	45,385
C000013986_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Growth Index
C000013986_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013986_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,425
C000013986_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,578
C000013986_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,684
C000013986_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,662
C000013986_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,973
C000013986_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,019
C000013986_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,322
C000013986_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,296
C000013986_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,857
C000013986_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	49,961
C000013986_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000013986_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013986_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000013986_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000013986_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000013986_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000013986_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000013986_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000013986_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000013986_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000013986_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000013986_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000048884_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Real Estate High Income Fund
C000048884_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	1,000,000
C000048884_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	1,012,635
C000048884_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	1,072,787
C000048884_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	1,107,408
C000048884_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	1,208,769
C000048884_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	1,123,427
C000048884_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,236,525
C000048884_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,127,275
C000048884_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,099,734
C000048884_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,273,788
C000048884_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,374,974
C000048884_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index
C000048884_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	1,000,000
C000048884_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	1,033,346
C000048884_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	1,092,935
C000048884_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	1,109,705
C000048884_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	1,237,839
C000048884_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	1,250,320
C000048884_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,321,199
C000048884_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,146,159
C000048884_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,150,238
C000048884_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,318,464
C000048884_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,417,008
C000048884_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000048884_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	1,000,000
C000048884_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	1,030,851
C000048884_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	1,071,483
C000048884_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	1,056,928
C000048884_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	1,171,457
C000048884_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	1,257,734
C000048884_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,248,999
C000048884_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,089,692
C000048884_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,110,880
C000048884_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,194,580
C000048884_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,266,626
C000014249_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Value Strategies Fund
C000014249_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014249_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,464
C000014249_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,576
C000014249_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,835
C000014249_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,803
C000014249_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,333
C000014249_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,954
C000014249_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,993
C000014249_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,995
C000014249_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,034
C000014249_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,522
C000014249_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Value Index
C000014249_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014249_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,425
C000014249_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,019
C000014249_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,916
C000014249_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,255
C000014249_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,736
C000014249_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,618
C000014249_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,338
C000014249_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,201
C000014249_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,934
C000014249_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,619
C000014249_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000014249_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014249_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000014249_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000014249_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000014249_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000014249_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000014249_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000014249_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000014249_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000014249_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000014249_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000013969_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000013969_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000013969_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,046
C000013969_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,012
C000013969_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,246
C000013969_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,053
C000013969_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,486
C000013969_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,747
C000013969_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,624
C000013969_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,464
C000013969_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,928
C000013969_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,323
C000013969_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Value Index
C000013969_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013969_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,425
C000013969_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,019
C000013969_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,916
C000013969_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,255
C000013969_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,736
C000013969_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,618
C000013969_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,338
C000013969_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,201
C000013969_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,934
C000013969_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,619
C000013969_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000013969_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013969_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000013969_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000013969_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000013969_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000013969_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000013969_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000013969_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000013969_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000013969_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000013969_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000064234_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000064234_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064234_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,476
C000064234_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,609
C000064234_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,878
C000064234_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,873
C000064234_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,426
C000064234_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,102
C000064234_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,170
C000064234_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,211
C000064234_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,339
C000064234_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,838
C000064234_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Value Index
C000064234_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064234_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,425
C000064234_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,019
C000064234_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,916
C000064234_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,255
C000064234_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,736
C000064234_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,618
C000064234_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,338
C000064234_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,201
C000064234_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,934
C000064234_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,619
C000064234_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000064234_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064234_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000064234_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000064234_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000064234_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000064234_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000064234_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000064234_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000064234_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000064234_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000064234_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000013970_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000013970_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013970_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,457
C000013970_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,562
C000013970_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,814
C000013970_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,780
C000013970_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,304
C000013970_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,914
C000013970_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,943
C000013970_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,946
C000013970_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,962
C000013970_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,438
C000013970_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Value Index
C000013970_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013970_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,425
C000013970_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,019
C000013970_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,916
C000013970_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,255
C000013970_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,736
C000013970_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,618
C000013970_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,338
C000013970_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,201
C000013970_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,934
C000013970_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,619
C000013970_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000013970_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013970_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000013970_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000013970_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000013970_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000013970_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000013970_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000013970_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000013970_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000013970_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000013970_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000013968_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000013968_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013968_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,349
C000013968_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,312
C000013968_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,464
C000013968_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,231
C000013968_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,592
C000013968_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,784
C000013968_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,561
C000013968_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,299
C000013968_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,775
C000013968_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,232
C000013968_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Value Index
C000013968_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013968_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,425
C000013968_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,019
C000013968_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,916
C000013968_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,255
C000013968_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,736
C000013968_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,618
C000013968_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,338
C000013968_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,201
C000013968_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,934
C000013968_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,619
C000013968_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000013968_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013968_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000013968_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000013968_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000013968_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000013968_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000013968_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000013968_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000013968_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000013968_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000013968_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000013966_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000013966_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000013966_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,833
C000013966_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,784
C000013966_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,059
C000013966_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,865
C000013966_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,320
C000013966_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,571
C000013966_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,480
C000013966_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,364
C000013966_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,858
C000013966_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,313
C000013966_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Value Index
C000013966_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013966_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,425
C000013966_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,019
C000013966_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,916
C000013966_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,255
C000013966_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,736
C000013966_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,618
C000013966_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,338
C000013966_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,201
C000013966_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,934
C000013966_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,619
C000013966_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000013966_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013966_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,831
C000013966_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,243
C000013966_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,975
C000013966_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,140
C000013966_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,210
C000013966_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,270
C000013966_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,648
C000013966_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,378
C000013966_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,784
C000013966_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,239
C000115525_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Stock Selector Mid Cap Fund
C000115525_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000115525_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,573
C000115525_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,780
C000115525_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,231
C000115525_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,868
C000115525_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,242
C000115525_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,062
C000115525_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,174
C000115525_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,656
C000115525_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,030
C000115525_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,691
C000115525_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Index
C000115525_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000115525_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,323
C000115525_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,421
C000115525_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,486
C000115525_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,680
C000115525_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,104
C000115525_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,368
C000115525_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,698
C000115525_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,928
C000115525_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,576
C000115525_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,515
C000115525_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000115525_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000115525_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,806
C000115525_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,277
C000115525_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,111
C000115525_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,384
C000115525_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,244
C000115525_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,617
C000115525_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,350
C000115525_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,443
C000115525_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,066
C000115525_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,175
C000177518_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000177518_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177518_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,615
C000177518_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,050
C000177518_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,568
C000177518_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,842
C000177518_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,358
C000177518_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,569
C000177518_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,030
C000177518_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,906
C000177518_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000177518_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177518_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,433
C000177518_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,488
C000177518_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,505
C000177518_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,718
C000177518_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,350
C000177518_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,780
C000177518_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,975
C000177518_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,639
C000177518_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000177518_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177518_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,819
C000177518_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,560
C000177518_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,584
C000177518_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,129
C000177518_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,912
C000177518_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,894
C000177518_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,647
C000177518_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,323
C000013954_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000013954_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000013954_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,154
C000013954_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,222
C000013954_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,600
C000013954_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,098
C000013954_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,325
C000013954_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,836
C000013954_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,912
C000013954_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,269
C000013954_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,074
C000013954_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,549
C000013954_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Index
C000013954_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013954_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,323
C000013954_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,421
C000013954_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,486
C000013954_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,680
C000013954_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,104
C000013954_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,368
C000013954_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,698
C000013954_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,928
C000013954_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,576
C000013954_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,515
C000013954_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000013954_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013954_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,806
C000013954_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,277
C000013954_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,111
C000013954_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,384
C000013954_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,244
C000013954_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,617
C000013954_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,350
C000013954_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,443
C000013954_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,066
C000013954_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,175
C000013955_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000013955_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013955_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,575
C000013955_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,787
C000013955_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,251
C000013955_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,894
C000013955_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,268
C000013955_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,091
C000013955_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,197
C000013955_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,675
C000013955_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,048
C000013955_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,696
C000013955_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Index
C000013955_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013955_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,323
C000013955_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,421
C000013955_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,486
C000013955_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,680
C000013955_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,104
C000013955_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,368
C000013955_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,698
C000013955_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,928
C000013955_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,576
C000013955_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,515
C000013955_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000013955_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013955_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,806
C000013955_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,277
C000013955_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,111
C000013955_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,384
C000013955_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,244
C000013955_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,617
C000013955_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,350
C000013955_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,443
C000013955_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,066
C000013955_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 39,175